Note 15 - Share Capital (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
	Restricted Shares ($)	Share Options ($)	Warrants ($)	Total ($)
Balance at November 30, 2018	1,798	4,487,419	4,759,367	9,248,584
Options exercised	-	(72,050)	-	(72,050)
Restricted share rights vested	(101,400)	-	-	(101,400)
Warrants exercised	-	-	(416,016)	(416,016)
Share-based compensation	108,170	1,172,678	-	1,280,848
Balance at November 30, 2019	8,568	5,588,047	4,343,351	9,939,966
Options exercised	-	(2,388,416)	-	(2,388,416)
Restricted share rights vested	(270,815)	-	-	(270,815)
Warrants exercised	-	-	(802,566)	(802,566)
Share-based compensation	288,552	2,335,974	-	2,624,526
Balance at November 30, 2020	26,305	5,535,605	3,540,785	9,102,695

Disclosure of warrant [text block]
	Number of Warrants	Weighted Average Exercise Price ($)
Balance at November 30, 2018	11,288,363	1.35
Exercised (1)	(1,989,602)	0.75
Expired	(5,526,775)	1.98
Balance at November 30, 2019	3,771,986	0.75
Exercised (1)	(3,771,986)	0.75
Balance at November 30, 2020	-	-

Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price ($)
Balance at November 30, 2018	10,041,250	1.16
Granted	2,691,000	1.04
Exercised (1)	(214,250)	0.75
Expired/Forfeited	(55,000)	1.01
Balance at November 30, 2019	12,463,000	1.15
Granted	2,695,000	2.48
Exercised (2)	(4,359,750)	1.07
Expired/Forfeited	(66,250)	0.80
Balance at November 30, 2020	10,732,000	1.51

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	November 30, 2020	November 30, 2019
Risk-free interest rate	0.35%	1.38%
Expected life (years)	2.43	2.88
Expected volatility	59.25%	50.33%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	2.45%	2.77%

Disclosure of range of exercise prices of outstanding share options [text block]
			Options Outstanding			Options Exercisable
Exercise Prices			Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
$0.71	-	$0.76	665,000	0.73	0.33	665,000	0.73	0.33
$0.77	-	$0.84	1,867,500	0.78	2.99	1,867,500	0.78	2.99
$0.85	-	$1.05	2,334,500	1.05	3.71	1,698,000	1.05	3.70
$1.06	-	$1.72	3,635,000	1.58	1.73	3,505,000	1.58	1.75
$1.73	-	$3.38	2,230,000	2.75	4.47	717,250	2.62	3.71
			10,732,000	1.51	2.86	8,452,750	1.32	2.47

Restricted share rights [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number of RSRs	Weighted Average Value ($)
Balance at November 30, 2018	140,000	0.78
Granted	207,488	1.05
Vested	(130,000)	0.78
Forfeited	(10,000)	0.78
Balance at November 30, 2019	207,488	1.05
Granted	67,750	2.88
Vested	(226,198)	1.20
Balance at November 30, 2020	49,040	2.88